Loans (Details) - Schedule of Outstanding Balances of Loans	6 Months Ended	12 Months Ended
	Oct. 31, 2023 JPY (¥)	Apr. 30, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)
Schedule of Outstanding Balances of Loans [Line Items]
Total loans	¥ 179,468,000	¥ 192,418,000	$ 1,184,920	$ 1,414,943
Less: Loan origination fee	(231,000)	(346,500)	(1,525)	(2,548)
Current portion of long – term loan	(121,969,000)	(123,819,000)	(805,289)	(910,501)
Long-term loan – due over one year	57,268,000	68,252,500	378,106	501,894
Kiraboshi Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Balance	¥ 7,599,000	¥ 11,680,000	50,172	85,889
Maturity Date	Nov. 12, 2024	Nov. 12, 2024
Effective Interest Rate	1.60%	1.60%
Collateral/Guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Balance	¥ 32,069,000	¥ 34,988,000	211,732	257,284
Maturity Date	Mar. 31, 2030	Mar. 31, 2030
Effective Interest Rate	1.60%	1.60%
Collateral/Guarantee	Guaranteed by Mr. Satoshi Kobayashi	Guaranteed by Mr. Satoshi Kobayashi
Resona Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Balance	¥ 100,000,000	¥ 100,000,000	660,240	735,348
Maturity Date	Apr. 26, 2024	Apr. 26, 2024
Effective Interest Rate	1.48%	1.48%
Collateral/Guarantee	Guaranteed by Mr. Satoshi Kobayashi	Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Balance	¥ 39,800,000	¥ 45,750,000	$ 262,776	$ 336,422
Maturity Date	Sep. 30, 2027	Sep. 30, 2027
Effective Interest Rate	2.69%	2.69%